Earnings Per Common Share - Summary of Computation of Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income	$ 83,591	$ 341,303	$ 423,211
Weighted average number of common shares used to compute basic earnings per common share (in shares)	222,619	228,146	227,577
Dilutive effect of outstanding stock options and restricted stock units (in shares)	2,098	2,473	2,555
Dilutive effect of outstanding warrants (in shares)	0	0	4
Weighted average number of common shares used to compute diluted earnings per common share (in shares)	224,717	230,619	230,136
Basic earnings per common share (in USD per share)	$ 0.38	$ 1.50	$ 1.86
Diluted earnings per common share (in USD per share)	$ 0.37	$ 1.48	$ 1.84
Stock Options and Awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding securities having no dilutive effect, not included in above calculation (in shares)	26	1	146
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding securities having no dilutive effect, not included in above calculation (in shares)	9,531	17,562	20,556